Schedule of investments

Optimum Small-Mid Cap Growth Fund

June 30, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.65% ✧			Common Stock ✧ (continued)
Communication Services - 0.99%			Financials - 8.00%
Lions Gate Entertainment			Ally Financial	171,102	$3,392,953
Class B †	100,599	$687,091	Argo Group International
Zynga Class A †	512,019	4,884,661	Holdings (Bermuda)	40,427	1,408,072
		5,571,752	BRP Group Class A †	90,453	1,562,123
Consumer Cyclical - 1.17%			Essent Group	67,308	2,441,261
DR Horton	118,454	6,568,274	Evercore Class A	29,937	1,763,888
			FirstCash	24,829	1,675,461
		6,568,274	Focus Financial Partners
Consumer Discretionary - 15.30%			Class A †	66,622	2,201,857
Boot Barn Holdings †	60,486	1,304,078	Goosehead Insurance
Burlington Stores †	27,876	5,489,621	Class A †	39,195	2,945,896
Callaway Golf	96,458	1,688,980	Hamilton Lane Class A	65,972	4,444,534
Chegg †	28,724	1,931,976	Open Lending Class A †	47,156	712,056
Chewy Class A †	31,690	1,416,226	Palomar Holdings †	40,239	3,450,897
Crocs †	76,692	2,823,799	Stifel Financial	43,287	2,053,102
Deckers Outdoor †	19,547	3,838,835	SVB Financial Group †	52,478	11,310,583
DraftKings =p†	65,087	2,034,906	Tradeweb Markets Class A	48,286	2,807,348
Extended Stay America	130,821	1,463,887	Triumph Bancorp †	44,613	1,082,757
Five Below †	11,179	1,195,147	Virtu Financial Class A	71,753	1,693,371
Floor & Decor Holdings					44,946,159
Class A †	153,218	8,833,018	Healthcare - 27.96%
Fox Factory Holding †	132,587	10,953,012	ACADIA Pharmaceuticals †	81,157	3,933,680
International Game
Technology	147,521	1,312,937	Adaptive Biotechnologies †	43,032	2,081,888
KB Home	124,953	3,833,558	Addus HomeCare †	16,377	1,515,855
Media General CVR =†	49,291	0	Agios Pharmaceuticals †	20,843	1,114,684
Monro	20,326	1,116,710	Allscripts Healthcare
National Vision Holdings †	99,429	3,034,573	Solutions †	153,571	1,039,676
Ollie’s Bargain Outlet			Alnylam Pharmaceuticals †	10,397	1,539,900
Holdings †	25,688	2,508,433	Amedisys †	9,632	1,912,337
Papa John’s International	50,253	3,990,591	Amicus Therapeutics †	113,598	1,713,058
Skyline Champion †	92,091	2,241,495	AMN Healthcare Services †	30,241	1,368,103
Sleep Number †	51,066	2,126,388	Arrowhead Pharmaceuticals †	41,602	1,796,790
Strategic Education	16,269	2,499,732	AtriCure †	37,422	1,682,119
TopBuild †	46,819	5,326,598	Avantor †	121,418	2,064,106
Visteon †	101,464	6,950,284	Axonics Modulation
YETI Holdings †	187,111	7,995,253	Technologies †	65,116	2,286,223
			Biohaven Pharmaceutical
		85,910,037	Holding †	85,992	6,286,875
Consumer Staples - 1.37%			Bio-Rad Laboratories Class
Boston Beer Class A †	4,577	2,456,247	A †	3,167	1,429,869
elf Beauty †	146,397	2,791,791	Bluebird Bio †	9,938	606,615
Performance Food Group †	84,022	2,448,401	Blueprint Medicines †	19,686	1,535,508
		7,696,439	Cardiovascular Systems †	57,575	1,816,491
Energy - 0.18%			Cerus †	165,793	1,094,234
GasLog (Monaco)	109,033	306,383	CRISPR Therapeutics †	54,544	4,008,439
Parsley Energy Class A	64,694	690,932	CryoPort †	78,436	2,372,689
			Emergent BioSolutions †	25,214	1,993,923
		997,315	Evolent Health Class A †	135,941	967,900

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Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Healthcare (continued)			Industrials (continued)
Exact Sciences †	50,607	$4,399,773	Generac Holdings †	32,236	$3,930,535
Fate Therapeutics †	67,911	2,330,026	Hub Group Class A †	19,558	936,046
Flexion Therapeutics †	65,926	866,927	IAA †	42,749	1,648,829
Galapagos ADR †	4,056	800,208	ICF International	37,845	2,453,491
Global Blood Therapeutics †	24,278	1,532,670	Ingersoll Rand †	72,752	2,045,786
HealthEquity †	25,256	1,481,770	Kansas City Southern	51,768	7,728,445
Horizon Therapeutics †	194,703	10,821,593	KAR Auction Services	76,253	1,049,241
ICON †	20,208	3,404,240	Knight-Swift Transportation
Immunomedics †	108,216	3,835,175	Holdings	94,211	3,929,541
Inspire Medical Systems †	86,399	7,518,441	Kratos Defense & Security
Insulet †	42,405	8,237,595	Solutions †	128,179	2,003,438
Ionis Pharmaceuticals †	22,486	1,325,775	Masonite International †	114,664	8,918,566
Iovance Biotherapeutics †	47,210	1,295,915	Nordson	20,482	3,885,640
iRhythm Technologies †	12,682	1,469,717	PGT Innovations †	75,315	1,180,939
Ironwood Pharmaceuticals †	142,062	1,466,080	Schneider National Class B	105,115	2,593,187
LHC Group †	28,517	4,971,083	Southwest Airlines	99,337	3,395,339
Mirati Therapeutics †	18,929	2,161,124	SPX †	67,928	2,795,237
Momenta Pharmaceuticals †	47,036	1,564,888	TransUnion	73,601	6,406,231
MyoKardia †	16,034	1,549,205	Trex †	43,369	5,641,006
NanoString Technologies †	63,993	1,878,195	Wabash National	112,796	1,197,894
Natera †	157,734	7,864,617	Woodward	16,462	1,276,628
Novocure †	21,875	1,297,187			74,817,828
Omnicell †	33,263	2,349,033	Information Technology - 28.63%
Pacira BioSciences †	33,896	1,778,523	Benefitfocus †	46,808	503,654
Penumbra †	17,821	3,186,751	Black Knight †	42,405	3,076,907
PetIQ †	71,149	2,478,831	Box Class A †	140,532	2,917,444
Phreesia †	54,678	1,546,294	Cabot Microelectronics	12,522	1,747,320
Reata Pharmaceuticals			Ciena †	74,314	4,024,846
Class A †	7,590	1,184,192	Cloudera †	85,092	1,082,370
Repligen †	10,946	1,353,035	Cornerstone OnDemand †	52,674	2,031,109
Silk Road Medical †	57,132	2,393,259	Cree †	40,108	2,373,992
Syneos Health †	59,528	3,467,506	Crowdstrike Holdings
Tabula Rasa HealthCare †	26,904	1,472,456	Class A †	86,542	8,679,297
Tactile Systems Technology †	35,919	1,488,124	CyberArk Software (Israel) †	21,730	2,157,137
Tandem Diabetes Care †	106,083	10,493,730	Enphase Energy †	52,284	2,487,150
Teladoc Health †	11,190	2,135,500	Everbridge †	38,572	5,336,822
Theravance Biopharma †	51,843	1,088,185	Evo Payments Class A †	81,821	1,867,973
US Physical Therapy	18,576	1,505,028	Five9 †	44,777	4,955,471
Zymeworks †	24,009	866,005	FormFactor †	49,869	1,462,658
		157,019,618	Inphi †	64,379	7,564,533
Industrials - 13.32%			KBR	83,533	1,883,669
A O Smith	17,857	841,422	Lattice Semiconductor †	242,756	6,891,843
ASGN †	49,346	3,290,391	Littelfuse	29,587	5,048,430
Atkore International Group †	65,049	1,779,090	LiveRamp Holdings †	73,434	3,118,742
Axon Enterprise †	17,331	1,700,691	Lumentum Holdings †	33,455	2,724,241
Chart Industries †	28,386	1,376,437	MACOM Technology Solutions
Dycom Industries †	29,431	1,203,434	Holdings †	93,321	3,205,576
FTI Consulting †	14,058	1,610,344	Mimecast †	47,977	1,998,722

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(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Warrant - 0.00%
Information Technology (continued)			DraftKings strike price
MKS Instruments	15,429	$1,747,180	$11.50, expiration date
MongoDB †	7,354	1,664,504	7/2/20 =p†	399	$5,738
Nuance Communications †	485,225	12,278,619	Total Warrant (cost $0)		5,738
Okta †	21,366	4,278,114
Onto Innovation †	55,903	1,902,938	Short-Term Investments - 0.98%
PagerDuty †	88,803	2,541,542	Money Market Mutual Funds - 0.98%
PTC †	42,163	3,279,860	BlackRock FedFund -
Q2 Holdings †	65,770	5,642,408	Institutional Shares
RealPage †	57,604	3,744,836	(seven-day effective yield
RingCentral Class A †	41,351	11,785,448	0.10%)	1,095,788	1,095,788
Silicon Motion Technology			Fidelity Investments Money
ADR	40,772	1,988,450	Market Government
SolarEdge Technologies †	34,873	4,839,675	Portfolio - Class I
Sprout Social Class A †	38,085	1,028,295	(seven-day effective yield
SS&C Technologies Holdings	66,908	3,778,964	0.06%)	1,095,788	1,095,788
Talend ADR †	25,098	869,897	GS Financial Square
Teradyne	63,755	5,387,935	Government Fund -
			Institutional Shares
Trade Desk Class A †	5,849	2,377,619	(seven-day effective yield
Verra Mobility †	94,579	972,272	0.15%)	1,095,788	1,095,788
WEX †	11,462	1,891,345	Morgan Stanley Government
Zebra Technologies Class A †	5,238	1,340,666	Portfolio - Institutional
Zendesk †	93,843	8,307,921	Share Class (seven-day
Zuora Class A †	157,749	2,011,300	effective yield 0.03%)	1,095,788	1,095,788
		160,799,694	State Street Institutional US
Materials - 1.37%			Government Money Market
			Fund - Investor Class
Boise Cascade	73,628	2,769,149	(seven-day effective yield
Element Solutions †	199,119	2,160,441	0.04%)	1,095,788	1,095,788
Orion Engineered Carbons			Total Short-Term
(Luxembourg)	113,830	1,205,460	Investments
Steel Dynamics	59,211	1,544,815	(cost $5,478,940)		5,478,940
		7,679,865
Real Estate - 0.36%			Total Value of
QTS Realty Trust Class A	31,261	2,003,517	Securities - 99.85%
		2,003,517	(cost $460,477,218)		560,724,034
			Receivables and Other
Total Common Stock			Assets Net of
(cost $453,329,752)		554,010,498	Liabilities - 0.15%		866,600
			Net Assets Applicable to
			36,926,377 Shares
Convertible Preferred Stock - 0.22%			Outstanding - 100.00%		$561,590,634
Honest Series D=p†	15,249	407,606
MarkLogic Series F=p†	83,588	821,252	✧ Narrow industries are utilized for compliance purposes for diversification
Total Convertible Preferred			whereas broad sectors are used for financial reporting.
Stock (cost $1,668,526)		1,228,858	= The value of this security was determined using significant unobservable
			inputs and is reported as a Level 3 security.
			p Restricted security. These investments are in securities not registered
			under the Securities Act of 1933, as amended, and have certain
			restrictions on resale which may limit their liquidity. At

(continues) NQ-OPTSG [6/20] 8/20 (1294482) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

June 30, 2020, the aggregate value of restricted securities was
$3,269,502 which represented 0.58% of the Fund’s net assets. The
Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Draftkings	5/18/20	$1,922,670	$2,034,906
Draftkings strike price $11.50, expiration date 7/2/20	5/18/20	—	5,738
Honest Series D	8/3/15	697,718	407,606
MarkLogic Series F	4/27/15	970,808	821,252
Total		$3,591,196	$3,269,502

Summary of abbreviations:
ADR - American Depositary Receipt
CVR - Contingent Voting Rights
GS - Goldman Sachs

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